DEBT AND CREDIT SOURCES - Prepaid Forward (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018	Sep. 29, 2020	Jul. 17, 2020
Equity, Class of Treasury Stock [Line Items]
Remeasurement gain on Physical Delivery Forward and Prepaid Forward	$ 38,236	$ 0	$ 0
Prepaid Forward
Equity, Class of Treasury Stock [Line Items]
Authorized amount					$ 40,000
Floor percentage				20.00%
Remaining shares to be delivered (in shares)				2.5
Prepaid Forward	66,700
Remeasurement gain on Physical Delivery Forward and Prepaid Forward	$ 29,700